UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
         This Amendment (Check only one.): [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mangan & McColl Partners, LLC
                  --------------------------------------------
Address:          Bank of America Corporate Center
                  --------------------------------------------
                  100 North Tryon Street, Suite 5130
                  Charlotte, North Carolina   28202

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         --------------------------------------------------------------
Title:   Chief Financial Officer
         --------------------------------------------------------------
Phone:   (704) 376-0042
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph J. Schonberg          Charlotte, North Carolina        May 12, 2005
----------------------------------------------------------------- ------------
          [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              52
                                            ------------------

Form 13F Information Table Value Total:     $      670,634
                                             ----------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



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      COLUMN1               COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5               COLUMN 6       COLUMN 7        COLUMN 8
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                             TITLE               FAIR                               INVESTMENT
                              OF                MARKET                    PUT/      DISCRETION        OTHER      VOTING AUTHORITY
   NAME OF ISSUER            CLASS    CUSIP      VALUE    SHARES  SH/PRN  CALL  SOLE  SHARED OTHER   MANAGERS   SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                (A)    (B)   (C)                (A)     (B)    (C)

ACCREDO HEALTH INC          COMMON   00437V104   24,426   550,000   SH           X                    N/A     550,000

AMERICREDIT CORP            COMMON   03060R101    1,758    75,000   SH           X                    N/A      75,000

BANK OF AMER CORP           COMMON   060505104   17,640   400,000   SH           X                    N/A     400,000

CFS BANCORP INC             COMMON   12525D102      724    52,600   SH           X                    N/A      52,600

EDISON INTERNATIONAL        COMMON   281020107    3,000    86,400   SH           X                    N/A      86,400

VISX INC - DEL              COMMON   92844S105   12,015   512,600   SH           X                    N/A     512,600

FIRST ACCEPTANCE CORP       COMMON   318457108    1,945   183,500   SH           X                    N/A     183,500

FIRST DATA CORP             COMMON   319963104   13,029   331,452   SH           X                    N/A     331,452

FIELDSTONE INVST CORP       COMMON   31659U300    7,768   535,000   SH           X                    N/A     535,000

SPRINT CORP                 COMMON   852061100    1,706    75,000   SH           X                    N/A      75,000

GILLETTE CO                 COMMON   375766102   26,502   525,000   SH           X                    N/A     525,000

GUIDANT CORP                COMMON   401698105   29,316   396,700   SH           X                    N/A     396,700

GREAT LAKES CHEMICAL CORP   COMMON   390568103    5,220   162,500   SH           X                    N/A     162,500

GOLDMAN SACHS GROUP INC     COMMON   38141G104   16,499   150,000   SH           X                    N/A     150,000

GENCORP INC-W/RTS TO PUR P  COMMON   368682100    2,700   135,000   SH           X                    N/A     135,000

HUDSON CITY BANCORP INC     COMMON   443683107    5,483   150,000   SH           X                    N/A     150,000

INTERNATIONAL STEEL GROUP   COMMON   460377104   21,923   555,000   SH           X                    N/A     555,000

J C PENNEY CO INC           COMMON   708160106   24,662   475,000   SH           X                    N/A     475,000

KANEB SERVICES LLC          COMMON   484173109      913    21,400   SH           X                    N/A      21,400

LEHMAN BROTHERS HOLDINGS I  COMMON   524908100   10,358   110,000   SH           X                    N/A     110,000

LIONS GETE ENTERTAIMENT CO  COMMON   535919203    1,381   125,000   SH           X                    N/A     125,000

MANDALAY RESORT GROUP       COMMON   562567107   72,252 1,025,000   SH           X                    N/A   1,025,000

MCI INC                     COMMON   552691107    4,358   175,000   SH           X                    N/A     175,000

MEDCATH CORP                COMMON   58404W109    1,465    50,000   SH           X                    N/A      50,000

MANULIFE FINANCIAL CORP     COMMON   56501R106   15,460   322,616   SH           X                    N/A     322,616

MAGNUM PETROLEUM INC NEW    COMMON   55972F203    2,417   150,000   SH           X                    N/A     150,000

ALTRIA GROUP INC            COMMON   02209S103   23,192   354,670   SH           X                    N/A     354,670

MORGAN STANLEY DEAN WITTER  COMMON   617446448    8,588   150,000   SH           X                    N/A     150,000

METRIS COMPANIES INC        COMMON   591598107    1,159   100,000   SH           X                    N/A     100,000

NEIGHBORCARE INC            COMMON   64015Y104   17,843   610,000   SH           X                    N/A     610,000

NEW CENTURY FINANCIAL       COMMON   6435EV108    5,853   125,000   SH           X                    N/A     125,000

NEIMAN-MARCUS GROUP INC CL  COMMON   640204202    9,151   100,000   SH           X                    N/A     100,000

NEXTEL COMMUNICATIONS INC-  COMMON   65332V103   34,815 1,225,000   SH           X                    N/A   1,225,000

NEXTEL PARTNERS INC CL A    COMMON   65333F107   17,646   805,000   SH           X                    N/A     805,000

OFFICEMAX INCORPORATED      COMMON   67622P101    3,350   100,000   SH           X                    N/A     100,000

PG&E CORP                   COMMON   69331C108    5,895   172,864   SH           X                    N/A     172,864

PATINA OIL & GAS CORP       COMMON   703224105   14,000   350,000   SH           X                    N/A     350,000

QUANTA CAPITAL HLDGS LTD    SHS      G7313F106    1,197   150,000   SH           X                    N/A     150,000

SBC COMMUNICATIONS  INC.    COMMON   78387G103    4,155   175,380   SH           X                    N/A     175,380

SEARS HLDGS CORP            COMMON   812350106   11,330    85,077   SH           X                    N/A      85,077

SUNGUARD DATA SYSTEMS INC.  COMMON   867363103   33,638   975,000   SH           X                    N/A     975,000

TEMPLE INLAND INC           COMMON   879868107   17,049   235,000   SH           X                    N/A     235,000

TELEWEST GLOBAL INC         COMMON   87956T107    4,892   275,000   SH           X                    N/A     275,000

TOYS R US INC               COMMON   892335100    9,660   375,000   SH           X                    N/A     375,000

TITAN CORP                  COMMON   888266103    9,988   550,000   SH           X                    N/A     550,000

TYCO INTERNATIONAL LTD      COMMON   902124106    5,070   150,000   SH           X                    N/A     150,000

UNOCAL CORP                 COMMON   915289102   18,507   300,000   SH           X                    N/A     300,000

UNITEDHEALTH GROUP INC      COMMON   91324P102   30,045   315,000   SH           X                    N/A     315,000

USG CORP NEW $0.10 PAR      COMMON   903293405    6,632   200,000   SH           X                    N/A     200,000

UNIVISION COMMUNICATIONS I  COMMON   914906102    7,014   253,295   SH           X                    N/A     253,295

VERITAS SOFTWARE CORP       COMMON   923436109   38,777 1,670,000   SH           X                    N/A   1,670,000

WELLPOINT INC               COMMON   94973V107    6,268    50,000   SH           X                    N/A      50,000


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